CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash Flows from Operating Activities:
Net loss	¥ (594,937)	$ (86,260)	¥ (233,670)	¥ (2,251,202)
Depreciation	18,767	2,721	25,137	14,500
Amortization	2,233	324	6,402	9,717
Share-based compensation	5,459	791	52,338	290,630
Loss from disposal of property and equipment			75	2,534
Share of loss (income) in equity method investments	(19,432)	(2,817)	7,167	21,317
Gain recognized on remeasurement of previously held equity interest in acquire			(1,874)
Unrealized loss of investment in marketable securities	47,998	6,959	149,071
Loss from disposals of subsidiaries	(7,843)	(1,137)	4,897
Impairment loss of equity securities without readily determinable fair value	164,161	23,801	23,193	282,076
Impairment loss of equity method investment	3,452	500	4,229	179,193
Impairment loss of held-to-maturity investment	14,207	2,060		1,221
Impairment loss of intangible asset				17,220
Impairment loss of property, equipment and software			2,371	20,925
Loss from disposal of held-to-maturity investment			14,096
Loss from disposal of equity method investments
Gain from disposal of equity securities without readily determinable fair value	(476)	(69)
Dividend received from equity method investments			1,800
Dividend income from cost method investment	(2,230)	(323)
Provision for allowance for doubtful accounts	159,380	23,108	19,041	340,287
Impairment loss of long term prepayment	274,996	39,871
Provision for doubtful contract assets			3,382	18,605
Impairment of goodwill	200	29		50,291
Changes in operating assets and liabilities
Accounts receivable	(8,990)	(1,303)	(39,967)	234,860
Other receivables	(6,355)	(921)	59,170	(55,605)
Loan receivables	8,762	1,270	(13,902)	(22,862)
Contract assets			6,992	(335,105)
Prepaid expenses and other assets	254,145	36,848	37,214	570,392
Operating lease right-of-use assets	9,859	1,429	10,149	93,123
Deferred tax assets				503,987
Amount due to related parties	(18,824)	(2,729)	(1,322)	(41,323)
Accrued expenses and other liabilities	(216,903)	(31,448)	(322,953)	(807,117)
Income tax payable	22,701	3,291	26,053	(65,056)
Payroll and welfare payable	1,203	177	(19,996)	(7,106)
Deferred revenue	(38,015)	(5,512)	(35,673)	(706,263)
Deferred tax liabilities	(604)	(88)	(1,550)	(7,934)
Operating lease liabilities	(9,594)	(1,391)	(11,594)	(95,905)
Net cash (used in) provided by operating activities	63,320	9,181	(229,724)	(1,744,600)
Cash Flows from Investing Activities:
Purchases of property, equipment and software and intangible assets	(44,812)	(6,497)	(7,738)
Disposals of property and equipment	207	30		43,674
Purchase of term deposits	(227,432)	(32,975)		(109,761)
Redemptions of term deposits	78,294	11,352	50,467	9,675
Acquisitions of subsidiaries, net of cash acquired	(2,897)	(420)	(10,828)
Purchase of marketable securities	(78,862)	(11,434)	(318,886)
Disposals of subsidiaries, net of cash disposed			22,893
Purchases of long-term investments	(3,000)	(435)	(38,097)	(469,578)
Disposal of long-term investments	51,765	7,505	22,418	31,497
Prepayment of investments
Payments for origination of loans receivable
Proceeds from collection of loans receivable				533,959
Loans to related parties	(51,030)	(7,399)	(41,750)
Repayment of loans to related parties
Capital paid for acquiring non-controlling interest
Net cash provided by (used in) investing activities	(277,767)	(40,273)	(321,521)	39,466
Cash Flows from Financing Activities:
Capital contribution by non-controlling shareholders				12,896
Net proceeds from issuance of common stocks in connection with private placements			199,197
Exercise of share options			433
Net cash provided by financing activities			199,630	12,896
Effect of foreign exchange rate changes on cash, cash equivalent and restricted cash	107,124	15,532	(26,683)	212
Net increase (decrease) in cash, cash equivalent, and restricted cash	(107,323)	(15,560)	(378,298)	(1,692,026)
Cash, cash equivalents, and restricted cash at the beginning of the year	2,739,329	397,165	3,117,414	4,809,440
Cash, cash equivalents, and restricted cash at the end of the year	2,632,006	381,605	2,739,329	3,117,414
Supplemental disclosures of cash flow information:
Cash paid for income taxes	21,629	3,136	2,913	163,000
Cash paid for interest expense
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	2,433,279	352,792	2,443,419	2,726,712
Restricted cash	198,727	28,813	295,910	390,702
Total cash, cash equivalents, and restricted cash	¥ 2,632,006	$ 381,605	¥ 2,739,329	¥ 3,117,414